UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Asset Backed Funding Corporation
(Exact name of securitizer as specified in its charter)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
__X__   Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period from
January 1, 2009   to   December 31, 2011.

Date of Report (Date of earliest event reported) ______________________
Commission File Number of securitizer:    ______________________

Central Index Key Number of securitizer:  1054340

John Dixon 213.345.8825
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1 (c) (1) [   ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1 (c) (2) (i) [   ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1 (c) (2) (ii) [   ]

PART I – REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

o	For Initial Filing Period - Securitizer has repurchase activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

o	For Initial Filing Period – N/A

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

o	For Initial Filing Period – N/A

ITEM 2.01 – Exhibits.

The following is filed as an Exhibit to this Report under ABS-15G:

ABS-15G Table
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Asset Backed Funding Corporation
Depositor

By: /s/ John Dixon
Name: John Dixon
Title: President
(Senior Officer in Charge of Securitization)